Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2024
T05-NPRT3-0624
1.9584810.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 18.0%
Biotechnology – 18.0%
4D Molecular Therapeutics, Inc. (a)	13,435	$ 321,500
89bio, Inc. (a)	38,745	329,720
AbbVie, Inc.	889,663	144,694,790
ACADIA Pharmaceuticals, Inc. (a)	53,575	895,238
ADMA Biologics, Inc. (a)	109,562	714,344
Agios Pharmaceuticals, Inc. (a)	28,348	921,310
Akero Therapeutics, Inc. (a)	26,716	531,381
Akouos, Inc. (a)(b)	11,863	9,846
Alector, Inc. (a)	35,588	180,787
Alkermes PLC (a)	79,272	1,945,335
Allogene Therapeutics, Inc. (a)	54,542	150,536
Alnylam Pharmaceuticals, Inc. (a)	63,304	9,112,611
Alpine Immune Sciences, Inc. (a)	16,241	1,049,006
Altimmune, Inc. (a)	27,103	177,525
ALX Oncology Holdings, Inc. (a)	11,292	192,190
Amgen, Inc.	269,685	73,877,509
Amicus Therapeutics, Inc. (a)	111,275	1,111,637
AnaptysBio, Inc. (a)	5,367	130,633
Anavex Life Sciences Corp. (a)	41,670	152,096
Apellis Pharmaceuticals, Inc. (a)	35,855	1,584,432
Apogee Therapeutics, Inc. (a)	10,532	529,760
Arcellx, Inc. (a)	14,361	718,337
Arcturus Therapeutics Holdings, Inc. (a)	12,005	306,968
Arcus Biosciences, Inc. (a)	23,940	364,606
Ardelyx, Inc. (a)	117,085	749,344
Arrowhead Pharmaceuticals, Inc. (a)	61,761	1,397,034
ARS Pharmaceuticals, Inc. (a)	18,537	161,272
Aurinia Pharmaceuticals, Inc. (a)	67,248	342,292
Avid Bioservices, Inc. (a)	30,945	236,110
Avidity Biosciences, Inc. (a)	35,958	867,667
Beam Therapeutics, Inc. (a)	34,935	741,321
BioCryst Pharmaceuticals, Inc. (a)	93,730	387,105
Biogen, Inc. (a)	73,015	15,685,082
Biohaven Ltd. (a)	36,436	1,413,717
BioMarin Pharmaceutical, Inc. (a)	94,901	7,664,205
Biomea Fusion, Inc. (a)	11,268	121,018
Blueprint Medicines Corp. (a)	28,937	2,643,106
Bridgebio Pharma, Inc. (a)	52,662	1,349,200
Cabaletta Bio, Inc. (a)	15,122	160,974
Cargo Therapeutics, Inc. (a)	7,277	138,991
Catalyst Pharmaceuticals, Inc. (a)	53,376	803,309
Celldex Therapeutics, Inc. (a)	29,257	1,094,797
Cerevel Therapeutics Holdings, Inc. (a)	36,577	1,562,204
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	31,403	204,120
Crinetics Pharmaceuticals, Inc. (a)	32,209	1,411,398
CRISPR Therapeutics AG (a)	38,087	2,018,230

	Shares	Value

Cullinan Therapeutics, Inc. (a)	17,915	$ 483,884
Cytokinetics, Inc. (a)	44,525	2,730,273
Day One Biopharmaceuticals, Inc. (a)	23,937	409,323
Deciphera Pharmaceuticals, Inc. (a)	17,635	445,636
Denali Therapeutics, Inc. (a)	55,079	850,420
Disc Medicine, Inc. (a)	6,080	169,267
Dynavax Technologies Corp. (a)	61,963	704,519
Dyne Therapeutics, Inc. (a)	21,792	551,556
Editas Medicine, Inc. (a)	36,783	191,639
Entrada Therapeutics, Inc. (a)	5,386	63,824
Exact Sciences Corp. (a)	91,301	5,418,714
Exelixis, Inc. (a)	141,154	3,311,473
Fusion Pharmaceuticals, Inc. (a)	21,923	469,810
Geron Corp. (a)	211,680	831,902
Gilead Sciences, Inc.	627,873	40,937,320
Halozyme Therapeutics, Inc. (a)	66,821	2,545,880
HilleVax, Inc. (a)	9,688	127,882
Ideaya Biosciences, Inc. (a)	28,464	1,157,062
ImmunityBio, Inc. (a)	68,632	548,370
Immunome, Inc. (a)	18,259	256,722
Immunovant, Inc. (a)	25,310	694,506
Incyte Corp. (a)	95,851	4,989,045
Inhibrx, Inc. (a)	10,731	365,283
Insmed, Inc. (a)	68,963	1,704,765
Intellia Therapeutics, Inc. (a)	43,096	922,254
Ionis Pharmaceuticals, Inc. (a)	65,252	2,692,298
Iovance Biotherapeutics, Inc. (a)	96,826	1,140,610
Ironwood Pharmaceuticals, Inc. (a)	71,660	555,365
iTeos Therapeutics, Inc. (a)	11,392	122,350
Janux Therapeutics, Inc. (a)	8,152	464,664
Keros Therapeutics, Inc. (a)	12,996	732,844
Kiniksa Pharmaceuticals Ltd. Class A (a)	14,863	278,235
Krystal Biotech, Inc. (a)	9,333	1,429,069
Kura Oncology, Inc. (a)	25,616	502,586
Kymera Therapeutics, Inc. (a)	20,359	684,470
Lyell Immunopharma, Inc. (a)	61,358	133,147
MacroGenics, Inc. (a)	23,466	346,827
Madrigal Pharmaceuticals, Inc. (a)	5,962	1,216,367
MannKind Corp. (a)	137,124	563,580
Merus NV (a)	19,153	860,161
MiMedx Group, Inc. (a)	57,201	352,358
Mirum Pharmaceuticals, Inc. (a)	15,058	378,106
Moderna, Inc. (a)	163,317	18,015,498
MoonLake Immunotherapeutics (a)	8,946	365,981
Morphic Holding, Inc. (a)	15,268	416,358
Myriad Genetics, Inc. (a)	44,641	873,624
Natera, Inc. (a)	57,569	5,347,009
Neurocrine Biosciences, Inc. (a)	49,558	6,816,207
Novavax, Inc. (a)	53,919	233,469
Nuvalent, Inc. Class A (a)	13,106	902,741

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Olema Pharmaceuticals, Inc. (a)		18,662	$ 189,793
Protagonist Therapeutics, Inc. (a)		23,665	594,228
Prothena Corp. PLC (a)		19,894	404,644
PTC Therapeutics, Inc. (a)		33,947	1,091,396
Radius Health, Inc. (a)(b)		20,244	0
Rapt Therapeutics, Inc. (a)		11,615	89,436
Recursion Pharmaceuticals, Inc. Class A (a)		78,806	616,263
Regeneron Pharmaceuticals, Inc. (a)		53,979	48,076,936
REGENXBIO, Inc. (a)		20,821	319,602
Relay Therapeutics, Inc. (a)		40,784	265,912
Replimune Group, Inc. (a)		17,164	108,991
REVOLUTION Medicines, Inc. (a)		50,912	1,897,999
Rhythm Pharmaceuticals, Inc. (a)		23,925	951,258
Rocket Pharmaceuticals, Inc. (a)		31,843	685,261
Roivant Sciences Ltd. (a)		141,904	1,546,754
Sage Therapeutics, Inc. (a)		27,543	383,949
Sana Biotechnology, Inc. (a)		49,298	443,682
Sarepta Therapeutics, Inc. (a)		42,469	5,379,124
Savara, Inc. (a)		37,556	172,006
Scholar Rock Holding Corp. (a)		20,021	293,708
Soleno Therapeutics, Inc. (a)		7,676	342,810
SpringWorks Therapeutics, Inc. (a)		23,452	1,094,974
Spyre Therapeutics, Inc. (a)		9,996	330,168
Summit Therapeutics, Inc. (a)		68,603	269,610
Syndax Pharmaceuticals, Inc. (a)		38,490	813,294
Tango Therapeutics, Inc. (a)		19,786	152,352
TG Therapeutics, Inc. (a)		72,599	991,702
Tourmaline Bio, Inc.		8,184	129,553
Travere Therapeutics, Inc. (a)		37,549	207,646
Twist Bioscience Corp. (a)		29,217	912,447
Ultragenyx Pharmaceutical, Inc. (a)		37,288	1,586,232
United Therapeutics Corp. (a)		23,601	5,530,422
Vaxcyte, Inc. (a)		45,370	2,747,154
Vera Therapeutics, Inc. (a)		15,609	616,712
Veracyte, Inc. (a)		36,822	720,607
Vericel Corp. (a)		22,961	1,053,221
Vertex Pharmaceuticals, Inc. (a)		129,850	51,006,378
Verve Therapeutics, Inc. (a)		25,363	152,432
Viking Therapeutics, Inc. (a)		42,871	3,411,674
Vir Biotechnology, Inc. (a)		47,068	398,195
Viridian Therapeutics, Inc. (a)		20,959	277,916
Xencor, Inc. (a)		27,928	584,812
Xenon Pharmaceuticals, Inc. (a)		31,444	1,278,199
Zentalis Pharmaceuticals, Inc. (a)		24,428	270,174
Zymeworks, Inc. (a)		21,801	187,053
TOTAL BIOTECHNOLOGY	536,036,525
HEALTH CARE EQUIPMENT & SUPPLIES – 20.1%
Health Care Equipment – 18.8%
Abbott Laboratories		874,793	92,701,814

	Shares	Value

Alphatec Holdings, Inc. (a)	47,129	$ 594,768
Artivion, Inc. (a)	19,115	375,036
AtriCure, Inc. (a)	23,928	577,143
Axonics, Inc. (a)	25,543	1,700,398
Baxter International, Inc.	255,133	10,299,719
Becton Dickinson & Co.	145,897	34,227,436
Boston Scientific Corp. (a)	738,211	53,055,225
CONMED Corp.	15,424	1,048,524
DexCom, Inc. (a)	194,696	24,802,323
Edwards Lifesciences Corp. (a)	305,620	25,876,845
Enovis Corp. (a)	24,559	1,356,394
Envista Holdings Corp. (a)	86,451	1,701,356
GE HealthCare Technologies, Inc.	206,461	15,740,587
Glaukos Corp. (a)	23,205	2,227,680
Globus Medical, Inc. Class A (a)	58,173	2,896,434
Hologic, Inc. (a)	121,061	9,172,792
IDEXX Laboratories, Inc. (a)	41,864	20,628,905
Inari Medical, Inc. (a)	25,866	965,836
Inspire Medical Systems, Inc. (a)	14,919	3,605,326
Insulet Corp. (a)	35,082	6,031,999
Integer Holdings Corp. (a)	16,828	1,878,510
Integra LifeSciences Holdings Corp. (a)	33,523	977,866
Intuitive Surgical, Inc. (a)	177,405	65,749,841
iRadimed Corp.	4,435	180,105
iRhythm Technologies, Inc. (a)	15,428	1,690,600
LeMaitre Vascular, Inc.	9,934	643,723
LivaNova PLC (a)	27,330	1,523,647
Masimo Corp. (a)	22,570	3,033,634
Medtronic PLC	669,997	53,760,559
Nevro Corp. (a)	17,566	185,848
Novocure Ltd. (a)	51,982	636,260
Omnicell, Inc. (a)	22,831	612,099
Orthofix Medical, Inc. (a)	16,670	216,710
Paragon 28, Inc. (a)	18,765	173,013
Penumbra, Inc. (a)	18,477	3,630,176
PROCEPT BioRobotics Corp. (a)	22,998	1,218,434
Pulmonx Corp. (a)	17,591	133,868
QuidelOrtho Corp. (a)	25,359	1,028,307
ResMed, Inc.	74,141	15,865,433
Shockwave Medical, Inc. (a)	18,617	6,147,147
SI-BONE, Inc. (a)	19,131	272,808
Steris PLC	49,807	10,188,520
Stryker Corp.	172,312	57,982,988
Tandem Diabetes Care, Inc. (a)	32,406	1,188,976
Teleflex, Inc.	23,747	4,957,186
TransMedics Group, Inc. (a)	16,537	1,556,628
Treace Medical Concepts, Inc. (a)	22,788	236,312
Varex Imaging Corp. (a)	20,268	329,355
Zimmer Biomet Holdings, Inc.	105,336	12,669,814
		558,254,907

Quarterly Report	3

Common Stocks – continued
		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – 1.3%
Align Technology, Inc. (a)		36,679	$ 10,357,416
Atrion Corp.		677	286,567
Avanos Medical, Inc. (a)		23,279	420,884
Cooper Cos., Inc.		99,857	8,893,264
DENTSPLY SIRONA, Inc.		106,930	3,208,969
Embecta Corp.		28,401	287,702
Establishment Labs Holdings, Inc. (a)		9,577	478,946
Haemonetics Corp. (a)		25,519	2,346,472
ICU Medical, Inc. (a)		10,292	1,007,793
Lantheus Holdings, Inc. (a)		34,379	2,287,579
Merit Medical Systems, Inc. (a)		28,976	2,147,122
Neogen Corp. (a)		103,710	1,278,744
OraSure Technologies, Inc. (a)		38,741	204,940
OrthoPediatrics Corp. (a)		8,563	253,722
RxSight, Inc. (a)		13,568	707,300
Solventum Corp. (a)		73,854	4,801,249
STAAR Surgical Co. (a)		19,411	892,130
UFP Technologies, Inc. (a)		3,695	760,948
			40,621,747
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	598,876,654
HEALTH CARE PROVIDERS & SERVICES – 20.7%
Health Care Distributors – 2.6%
AdaptHealth Corp. (a)		36,868	363,150
Cardinal Health, Inc.		124,222	12,799,835
Cencora, Inc.		85,981	20,553,758
Henry Schein, Inc. (a)		65,330	4,526,062
McKesson Corp.		67,063	36,026,914
Owens & Minor, Inc. (a)		34,712	858,775
Patterson Cos., Inc.		42,052	1,071,064
PetIQ, Inc. (a)		13,899	226,832
			76,426,390
Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc. (a)		46,389	3,430,003
Brookdale Senior Living, Inc. (a)		89,556	608,085
Community Health Systems, Inc. (a)		69,037	227,822
Encompass Health Corp.		50,361	4,199,100
Ensign Group, Inc.		28,558	3,380,125
HCA Healthcare, Inc.		101,164	31,342,630
National HealthCare Corp.		7,069	642,360
Select Medical Holdings Corp.		54,435	1,544,321
Surgery Partners, Inc. (a)		34,996	873,150
Tenet Healthcare Corp. (a)		46,209	5,188,809
U.S. Physical Therapy, Inc.		7,577	769,141
Universal Health Services, Inc. Class B		30,776	5,245,154
			57,450,700

		Shares	Value

Health Care Services – 4.7%
23andMe Holding Co. Class A (a)		133,881	$ 67,235
Accolade, Inc. (a)		35,726	272,589
Addus HomeCare Corp. (a)		8,291	797,180
Agiliti, Inc. (a)		19,724	200,199
agilon health, Inc. (a)		153,066	841,863
Amedisys, Inc. (a)		16,469	1,515,971
AMN Healthcare Services, Inc. (a)		19,027	1,141,239
Astrana Health, Inc. (a)		23,521	873,805
Castle Biosciences, Inc. (a)		12,452	262,613
Chemed Corp.		7,222	4,102,096
Cigna Group		147,439	52,641,621
CorVel Corp. (a)		4,734	1,130,716
Cross Country Healthcare, Inc. (a)		17,643	310,517
CVS Health Corp.		648,455	43,906,888
DaVita, Inc. (a)		27,692	3,849,465
DocGo, Inc. (a)		46,112	155,859
Enhabit, Inc. (a)		21,312	215,038
Fulgent Genetics, Inc. (a)		9,325	189,764
Guardant Health, Inc. (a)		58,146	1,046,628
Hims & Hers Health, Inc. (a)		70,944	888,928
Laboratory Corp. of America Holdings		42,809	8,620,448
LifeStance Health Group, Inc. (a)		47,740	295,033
ModivCare, Inc. (a)		5,495	128,968
National Research Corp.		7,644	261,807
NeoGenomics, Inc. (a)		64,401	896,462
Opko Health, Inc. (a)		208,893	254,849
Option Care Health, Inc. (a)		89,347	2,670,582
Pediatrix Medical Group, Inc. (a)		40,822	362,091
Pennant Group, Inc. (a)		14,852	310,555
Premier, Inc. Class A		59,901	1,250,733
Privia Health Group, Inc. (a)		47,048	865,683
Quest Diagnostics, Inc.		56,617	7,823,337
R1 RCM, Inc. (a)		84,047	1,032,938
RadNet, Inc. (a)		29,119	1,412,272
			140,595,972
Managed Health Care – 11.5%
Alignment Healthcare, Inc. (a)		50,649	260,842
Centene Corp. (a)		269,175	19,665,926
Clover Health Investments Corp. (a)		185,672	116,973
Elevance Health, Inc.		118,408	62,588,101
HealthEquity, Inc. (a)		43,235	3,411,674
Humana, Inc.		62,030	18,738,643
Molina Healthcare, Inc. (a)		29,374	10,048,845
Progyny, Inc. (a)		43,747	1,402,529
UnitedHealth Group, Inc.		466,076	225,440,961
			341,674,494
TOTAL HEALTH CARE PROVIDERS & SERVICES	616,147,556
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HEALTH CARE TECHNOLOGY – 0.8%
Health Care Technology – 0.8%
Certara, Inc. (a)		56,012	$ 958,365
Definitive Healthcare Corp. (a)		25,544	177,275
Doximity, Inc. Class A (a)		55,165	1,339,958
Evolent Health, Inc. Class A (a)		52,183	1,447,556
GoodRx Holdings, Inc. Class A (a)		40,110	284,781
Health Catalyst, Inc. (a)		27,463	170,820
HealthStream, Inc.		12,299	316,945
Multiplan Corp. (a)		131,093	85,184
Phreesia, Inc. (a)		26,622	552,140
Schrodinger, Inc. (a)		31,762	774,358
Sharecare, Inc. (a)		169,547	121,379
Simulations Plus, Inc.		7,774	352,551
Teladoc Health, Inc. (a)		83,321	1,062,343
Veeva Systems, Inc. Class A (a)		77,064	15,301,828
TOTAL HEALTH CARE TECHNOLOGY	22,945,483
LIFE SCIENCES TOOLS & SERVICES – 11.3%
Life Sciences Tools & Services – 11.3%
10X Genomics, Inc. Class A (a)		44,630	1,306,766
Adaptive Biotechnologies Corp. (a)		49,560	129,847
Agilent Technologies, Inc.		147,640	20,232,586
Avantor, Inc. (a)		341,041	8,263,423
Azenta, Inc. (a)		25,296	1,327,028
BioLife Solutions, Inc. (a)		19,035	333,874
Bio-Rad Laboratories, Inc. Class A (a)		10,918	2,945,130
Bio-Techne Corp.		79,627	5,033,223
Bruker Corp.		45,390	3,540,874
Charles River Laboratories International, Inc. (a)		25,763	5,899,727
CryoPort, Inc. (a)		24,483	396,380
Cytek Biosciences, Inc. (a)		53,459	321,289
Danaher Corp.		353,713	87,232,700
Fortrea Holdings, Inc. (a)		44,025	1,610,875
Illumina, Inc. (a)		80,092	9,855,321
IQVIA Holdings, Inc. (a)		91,963	21,314,264
Maravai LifeSciences Holdings, Inc. Class A (a)		57,033	467,671
MaxCyte, Inc. (a)		43,363	157,408
Medpace Holdings, Inc. (a)		12,382	4,808,550
Mesa Laboratories, Inc.		2,604	276,232
Mettler-Toledo International, Inc. (a)		10,933	13,444,310
OmniAb, Inc. (a)		45,347	201,341
OmniAb, Inc. (a)(b)		3,335	13,907
OmniAb, Inc. (a)(b)		3,335	13,006
Pacific Biosciences of California, Inc. (a)		120,052	198,086
Quanterix Corp. (a)		18,076	291,385
Repligen Corp. (a)		26,810	4,402,202
Revvity, Inc.		62,057	6,358,981

		Shares	Value

Sotera Health Co. (a)		49,747	$ 557,166
Standard BioTools, Inc. (a)		104,493	259,143
Thermo Fisher Scientific, Inc.		194,695	110,726,940
Waters Corp. (a)		29,797	9,208,465
West Pharmaceutical Services, Inc.		37,299	13,333,646
TOTAL LIFE SCIENCES TOOLS & SERVICES	334,461,746
PHARMACEUTICALS – 28.9%
Pharmaceuticals – 28.9%
Amneal Pharmaceuticals, Inc. (a)		61,834	374,096
Amphastar Pharmaceuticals, Inc. (a)		19,540	806,025
Amylyx Pharmaceuticals, Inc. (a)		22,121	40,039
AN2 Therapeutics, Inc. (a)		10,392	24,941
ANI Pharmaceuticals, Inc. (a)		8,247	544,302
Arvinas, Inc. (a)		29,165	926,572
Axsome Therapeutics, Inc. (a)		15,362	1,133,101
Bristol-Myers Squibb Co.		1,025,308	45,052,034
Cassava Sciences, Inc. (a)		19,618	434,539
Catalent, Inc. (a)		91,110	5,088,494
Collegium Pharmaceutical, Inc. (a)		16,303	602,070
Corcept Therapeutics, Inc. (a)		44,701	1,042,427
Edgewise Therapeutics, Inc. (a)		17,100	306,774
Elanco Animal Health, Inc. (a)		249,113	3,278,327
Eli Lilly & Co.		406,609	317,602,290
Enliven Therapeutics, Inc. (a)		7,290	126,773
Evolus, Inc. (a)		23,673	278,631
EyePoint Pharmaceuticals, Inc. (a)		22,157	389,963
Harmony Biosciences Holdings, Inc. (a)		16,539	511,221
Harrow, Inc. (a)		15,358	156,498
Innoviva, Inc. (a)		28,146	425,286
Intra-Cellular Therapies, Inc. (a)		43,567	3,128,546
Jazz Pharmaceuticals PLC (a)		30,027	3,325,490
Johnson & Johnson		1,213,031	175,392,152
Ligand Pharmaceuticals, Inc. (a)		8,253	576,802
Liquidia Corp. (a)		22,959	295,023
Longboard Pharmaceuticals, Inc. (a)		10,797	229,976
Merck & Co., Inc.		1,276,894	165,000,243
Organon & Co.		127,936	2,380,889
Pacira BioSciences, Inc. (a)		23,067	605,509
Perrigo Co. PLC		68,455	2,235,740
Pfizer, Inc.		2,845,208	72,894,229
Phathom Pharmaceuticals, Inc. (a)		13,540	122,266
Phibro Animal Health Corp. Class A		10,290	171,843
Pliant Therapeutics, Inc. (a)		22,469	265,584
Prestige Consumer Healthcare, Inc. (a)		25,097	1,800,961
Revance Therapeutics, Inc. (a)		51,212	184,875
Royalty Pharma PLC Class A		191,492	5,304,328
Scilex Holding Co. (a)		34,921	26,815
SIGA Technologies, Inc.		22,645	198,823
Supernus Pharmaceuticals, Inc. (a)		26,842	807,944

Quarterly Report	5

Common Stocks – continued
		Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Tarsus Pharmaceuticals, Inc. (a)		11,215	$ 352,488
Terns Pharmaceuticals, Inc. (a)		15,322	77,376
Theravance Biopharma, Inc. (a)		17,629	148,789
Tilray Brands, Inc. (a)		400,237	988,585
Viatris, Inc.		605,203	7,002,199
WaVe Life Sciences Ltd. (a)		41,720	205,680
Zoetis, Inc.		231,339	36,838,422
TOTAL PHARMACEUTICALS	859,705,980
TOTAL COMMON STOCKS (Cost $2,387,171,720)			2,968,173,944
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund 5.24% (c) (Cost $3,434,000)		3,434,000	3,434,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,390,605,720)	2,971,607,944
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%	3,065,070
NET ASSETS – 100.0%	$2,974,673,014

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $217,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	37	June 2024	5,275,090	(118,332)	(118,332)
CME E-mini Russell 2000 Index Contracts (United States)	5	June 2024	496,400	(20,321)	(20,321)
Total Equity Index Contracts					$(138,653)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report